Deposits	12 Months Ended
Dec. 31, 2014
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Deposits

Note. 10. Deposits

Time deposits maturing in the next five years are as follows:

(in thousands)	December 31, 2014
2015	$392,738
2016	145,628
2017	67,578
2018	12,107
2019 and thereafter	38,975

Total	$657,026

The table above includes, for December 31, 2014, brokered deposits totaling $27.3 million. The aggregate amount of jumbo time deposits, each with a minimum denomination of $250,000 totaled $323.7 million and $270.3 million at December 31, 2014 and 2013, respectively.